Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowances for Loan Losses [Abstract]
Loan Components

The components of loans receivable, net were as follows:

Loan Components

December 31,	2012	2011
Commercial:
Commercial and industrial	$556,966	$551,396
CRE owner occupied	527,825	604,361
CRE non-owner occupied	584,857	626,795
Land and development	55,919	95,474
Consumer:
Home equity lines of credit	207,720	224,517
Home equity term loans	30,842	41,470
Residential real estate	273,413	100,438
Other	38,618	46,671

Total gross loans	2,276,160	2,291,122
Allowance for loan losses	(45,873)	(41,667)

Loans, net	$2,230,287	$2,249,455

Loans past due 90 days and accruing	$—	$154
Troubled debt restructuring, accruing	—	—

Loans on Non-Accrual status

Loans on Non-accrual Status

December 31,	2012	2011
Commercial
Commercial and industrial	$12,156	$6,501
Commercial and industrial, held-for-sale	1,114	—
CRE owner occupied	14,957	32,579
CRE owner occupied, held-for-sale	3,223	—
CRE non-owner occupied	5,305	9,873
CRE non-owner occupied, held-for-sale	5,298	—
Land and development	20,897	32,088
Land and development, held-for-sale	589	—
Consumer:
Home equity lines of credit	3,714	3,620
Home equity term loans	1,226	1,246
Residential real estate	5,747	2,522
Other	658	1,227

Total non-accrual loans	$74,884	$89,656

Troubled debt restructurings, non-accrual	$18,244	$17,875

Troubled debt restructurings, non-accrual, held-for-sale	$2,499	$—